FINANCIAL ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Codere Online Busines [Member]
Reserve Quantities [Line Items]
Schedule of Cash and cash equivalents

06/30/2021	Amortized Cost Debt Instruments	Carrying Amount	Fair Value
Current financial assets:	11,087	11,087	11,087
Trade receivables and other current assets (Note 5)	1,173	1,173	1,173
Current financial assets	3,330	3,330	3,330
Of which:
with related parties (Note 11)	15	15	15
Cash and cash equivalents	6,584	6,584	6,584

12/31/2020	Amortized Cost Debt Instruments	Carrying Amount	Fair Value
Current financial assets:	17,304	17,304	17,304
Trade receivables and other current assets (Note 5)	1,646	1,646	1,646
Current financial assets	4,757	4,757	4,757
Of which:
with related parties (Note 11)	—	—	—
Cash and cash equivalents	10,901	10,901	10,901

Codere Online Business [Member]
Reserve Quantities [Line Items]
Schedule of Cash and cash equivalents

	Amortized Cost
12/31/2020	Debt Instruments	Carrying Amount	Fair Value
Current financial assets:	17,304	17,304	17,304
Trade receivables and other current assets (Note 8)	1,646	1,646	1,646
Current financial assets	4,757	4,757	4,757
Of which:
with related parties (Note 15)	—	—	—
Cash and cash equivalents	10,901	10,901	10,901

	Amortized Cost
12/31/2019	Debt Instruments	Carrying Amount	Fair Value
Current financial assets:	42,124	42,124	42,124
Trade receivables and other current assets (Note 8)	29,732	29,732	29,732
Current financial assets	4,374	4,374	4,374
Of which:
with related parties (Note 15)	1,695	1,695	1,695
Cash and cash equivalents	8,018	8,018	8,018

	Amortized Cost
01/01/2019	Debt Instruments	Carrying Amount	Fair Value
Current financial assets:	33,053	33,053	33,053
Trade receivables and other current assets (Note 8)	27,782	27,782	27,782
Current financial assets	2,641	2,641	2,641
Of which:
with related parties (Note 15)	1,295	1,295	1,295
Cash and cash equivalents	2,630	2,630	2,630